Equity - Treasury Shares (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Treasury shares - Beginning balance		$ 66
Shares purchased		502
Shares transferred to Group beneficiaries		(12)	$ (1)
Treasury shares - Ending balance		515	$ 66
Number of shares
Shares purchased (in shares)			0
Treasury shares
Treasury shares - Beginning balance		66	$ 94
Shares purchased	[1]	502
Shares transferred to Group beneficiaries	[1]	(53)	(28)	$ (24)
Treasury shares - Ending balance		$ 515	$ 66	$ 94
Number of shares
Number of shares - Beginning balance		4,200,000	5,800,000
Shares purchased (in shares)		27,400,000
Shares transferred to Group beneficiaries (in shares)		(3,200,000)	(1,600,000)
Number of shares - Ending balance		28,400,000	4,200,000	5,800,000
Treasury shares excluding Employees' Share Trust
Treasury shares - Beginning balance		$ 51	$ 53
Shares purchased		502
Shares transferred to Group beneficiaries		(44)	(2)
Treasury shares - Ending balance		$ 509	$ 51	$ 53
Number of shares
Number of shares - Beginning balance		3,300,000	3,400,000
Shares purchased (in shares)		27,400,000
Shares transferred to Group beneficiaries (in shares)		(2,700,000)	(100,000)
Number of shares - Ending balance		28,000,000	3,300,000	3,400,000
Employees Share Trust
Treasury shares - Beginning balance		$ 15	$ 41
Shares transferred to Group beneficiaries		(9)	(26)
Treasury shares - Ending balance		$ 6	$ 15	$ 41
Number of shares
Number of shares - Beginning balance		900,000	2,400,000
Shares transferred to Group beneficiaries (in shares)		(500,000)	(1,500,000)
Number of shares - Ending balance		400,000	900,000	2,400,000

[1]	Refer to Note 19.2 for further information.